Borrowings - Summary of Details of Call Money (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 4,227,727	₩ 2,840,713
BANK OF THAILAND and others
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 1,957,227	2,020,713
BANK OF THAILAND and others | Bottom of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	1.33%
BANK OF THAILAND and others | Top of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	10.00%
JPMorgan Chase Bank and others
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 2,270,500	₩ 820,000
JPMorgan Chase Bank and others | Bottom of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	2.12%
JPMorgan Chase Bank and others | Top of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	2.90%